CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 59,905,827	$ 84,859,915
Restricted cash	60,204
Short-term investments	571,508
Account receivable, net of allowance for doubtful accounts of US$1,286,120 and US$1,774,192 as of December 31, 2018 and 2019, respectively	27,254,634	23,373,969
Prepaid expenses and other current assets	7,847,794	4,942,285
Total current assets	95,639,967	113,176,169
Property and equipment, net	5,669,849	4,211,051
Intangible assets, net	267,736
Long-term investment		500,032
Other non-current assets	259,108	555,922
TOTAL ASSETS	101,836,660	118,443,174
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	37,877,800	24,780,899
Short-term borrowings	9,012,645
Accrued salary and benefits	5,598,425	4,535,133
Accrued expenses and other current liabilities	5,955,956	3,582,160
Deferred revenue	3,887,908	344,361
Total current liabilities	62,332,734	33,242,553
Other non-current liabilities	595,563	877,826
TOTAL LIABILITIES	62,928,297	34,120,379
Commitments
Shareholders' equity (deficit):
Treasury shares (15,550,500 and 9,937,000 shares as of December 31, 2018 and 2019, respectively)	(1,063,547)	(2,499,167)
Additional paid-in capital	194,971,827	204,701,187
Accumulated deficit	(153,598,346)	(116,752,285)
Accumulated other comprehensive loss	(1,432,833)	(1,158,900)
Total Shareholders' Equity	38,908,363	84,322,795
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	101,836,660	118,443,174
Class A
Shareholders' equity (deficit):
Ordinary shares	28,800	29,498
Class B
Shareholders' equity (deficit):
Ordinary shares	$ 2,462	$ 2,462